Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2024
SIT-NPRT1-0724
1.912870.113
Common Stocks - 45.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
BT Group PLC	5,029,883	8,421,212
Cellnex Telecom SA (a)	366,780	13,398,497
Deutsche Telekom AG	2,074,257	50,434,136
Hellenic Telecommunications Organization SA	216,120	3,158,168
HKT Trust/HKT Ltd. unit	4,818,720	5,615,727
Internet Initiative Japan, Inc.	66,500	936,408
KT Corp.	172,985	4,624,553
Liberty Global Ltd. Class C (b)	369,100	6,300,537
Nippon Telegraph & Telephone Corp.	13,203,800	12,966,243
Orange SA	632,483	7,385,300
Proximus	292,378	2,305,035
Singapore Telecommunications Ltd.	1,568,800	2,879,384
Telia Co. AB	165,103	429,592
United Internet AG	64,560	1,530,312
		120,385,104
Entertainment - 0.2%
Boat Rocker Media, Inc. (c)	118,285	72,900
Capcom Co. Ltd.	356,280	6,569,879
CTS Eventim AG	39,229	3,403,188
GungHo Online Entertainment, Inc.	100	1,680
NetEase, Inc.	64,200	1,141,719
Nexon Co. Ltd.	100,300	1,722,751
Nintendo Co. Ltd.	416,200	22,633,162
Sea Ltd. ADR (c)	56,700	3,828,384
Square Enix Holdings Co. Ltd.	89,800	2,688,889
Universal Music Group NV	155,030	4,831,308
Universal Music Group NV rights (c)(d)	155,030	45,418
		46,939,278
Interactive Media & Services - 0.2%
Auto Trader Group PLC (a)	117,838	1,239,594
CAR Group Ltd.	386,561	8,973,651
Hemnet Group AB	61,078	1,684,145
LY Corp.	1,686,880	4,008,899
NAVER Corp.	32,535	4,032,972
Scout24 AG (a)	4,762	358,214
SEEK Ltd.	139,389	2,081,141
Tencent Holdings Ltd.	491,400	22,797,812
		45,176,428
Media - 0.2%
CyberAgent, Inc.	516,500	3,113,396
Hakuhodo DY Holdings, Inc.	200,700	1,657,771
Informa PLC	513,962	5,593,975
JCDecaux SA (c)	154,915	3,673,007
Publicis Groupe SA	58,503	6,571,343
WPP PLC	2,125,609	22,248,912
		42,858,404
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL (For. Reg.)	836,500	4,609,378
KDDI Corp.	348,300	9,597,328
SoftBank Corp.	232,900	2,792,521
SoftBank Group Corp.	249,570	14,441,992
Tele2 AB (B Shares)	47,811	467,585
Vodafone Group PLC	4,799,365	4,640,028
Vodafone Group PLC sponsored ADR	819,529	7,883,869
		44,432,701
TOTAL COMMUNICATION SERVICES		299,791,915
CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.4%
Aisin Seiki Co. Ltd.	12,500	464,105
ASTI Corp.	9,600	192,287
Autoliv, Inc. (depository receipt)	62,603	8,003,159
Bridgestone Corp.	145,200	6,364,328
Compagnie Generale des Etablissements Michelin SCA Series B	174,659	7,083,308
Continental AG	8,647	589,333
DENSO Corp.	1,899,660	30,870,508
Dowlais Group PLC	3,669,183	3,259,832
FCC Co. Ltd.	12,400	176,934
Fuyao Glass Industries Group Co. Ltd. (A Shares)	243,400	1,554,157
Jiangsu General Science Technology Co. Ltd. (A Shares) (c)	122,000	100,575
JTEKT Corp.	72,300	525,774
Koito Manufacturing Co. Ltd.	174,400	2,460,219
Magna International, Inc. Class A	122,611	5,543,243
Musashi Seimitsu Industry Co. Ltd.	85,100	931,276
Niterra Co. Ltd.	15,100	453,773
Nokian Tyres PLC	117,630	1,081,134
Stanley Electric Co. Ltd.	132,000	2,421,937
Sumitomo Electric Industries Ltd.	137,200	2,226,678
Tokai Rika Co. Ltd.	27,400	387,135
Toyoda Gosei Co. Ltd.	8,100	156,834
TPR Co. Ltd.	19,100	286,867
Valeo SA	175,335	2,168,603
		77,301,999
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	111,706	11,394,292
Ferrari NV	12,147	4,992,417
Honda Motor Co. Ltd.	2,096,800	23,743,569
Honda Motor Co. Ltd. sponsored ADR	2,992	101,489
Isuzu Motors Ltd.	748,300	10,028,670
Mahindra & Mahindra Ltd.	123,650	3,713,152
Mazda Motor Corp.	44,200	465,990
Mercedes-Benz Group AG (Germany)	169,068	12,270,500
Nissan Motor Co. Ltd.	199,500	713,535
Renault SA	117,250	6,887,291
Stellantis NV (b)	458,572	10,212,398
Stellantis NV	384,267	8,520,984
Stellantis NV (Italy)	492,530	10,912,516
Subaru Corp.	505,010	11,289,350
Suzuki Motor Corp.	476,900	5,685,557
Toyota Motor Corp.	1,758,370	38,302,034
Volkswagen AG	3,796	544,298
Yamaha Motor Co. Ltd.	402,800	3,944,109
		163,722,151
Broadline Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR	20,308	1,590,929
Dollarama, Inc.	85,463	8,088,871
MercadoLibre, Inc. (c)	3,122	5,387,261
Next PLC	67,610	8,097,646
Pan Pacific International Holdings Ltd.	458,970	11,781,782
Prosus NV	443,689	16,108,854
Rakuten Group, Inc. (c)	1,597,600	8,309,312
Wesfarmers Ltd.	93,837	4,051,371
		63,416,026
Distributors - 0.1%
Inchcape PLC	946,654	9,659,274
Diversified Consumer Services - 0.0%
Global Kids Co. Corp.	25,000	103,329
Pearson PLC	491,000	5,969,702
		6,073,031
Hotels, Restaurants & Leisure - 0.8%
Accor SA	332,889	14,522,797
Amadeus IT Holding SA Class A	742,911	53,030,850
Aristocrat Leisure Ltd.	645,783	19,305,150
Compass Group PLC	1,147,123	32,206,849
Entain PLC	466,500	4,065,132
Evolution AB (a)	93,626	10,099,534
Flutter Entertainment PLC (c)	31,158	5,995,868
Genting Singapore Ltd.	541,500	364,687
Greggs PLC	53,914	2,027,562
InterContinental Hotel Group PLC	25,070	2,545,827
Meituan Class B (a)(c)	337,900	4,604,288
Sands China Ltd. (c)	1,186,000	2,842,450
Sodexo SA	112,500	10,478,044
Trainline PLC (a)(c)	438,557	1,815,255
Trip.com Group Ltd. (c)	63,500	3,245,425
Whitbread PLC	91,891	3,484,680
Yum China Holdings, Inc.	78,355	2,801,975
		173,436,373
Household Durables - 0.5%
Barratt Developments PLC	1,139,469	7,388,835
Berkeley Group Holdings PLC	188,382	12,712,108
Haseko Corp.	10,500	118,691
Iida Group Holdings Co. Ltd.	53,800	732,773
Midea Group Co. Ltd. (A Shares)	113,766	1,017,363
Panasonic Holdings Corp.	1,561,900	13,796,012
Persimmon PLC	545,553	10,192,158
Sekisui Chemical Co. Ltd.	96,700	1,385,337
Sekisui House Ltd.	228,300	5,140,763
Sony Group Corp.	626,246	51,415,269
		103,899,309
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	89,074	1,624,962
Games Workshop Group PLC	26,625	3,406,238
GLOBERIDE, Inc.	62,400	824,117
Yamaha Corp.	92,300	2,100,254
		7,955,571
Specialty Retail - 0.4%
EDION Corp.	13,100	131,196
Fast Retailing Co. Ltd.	23,400	6,009,760
H&M Hennes & Mauritz AB (B Shares) (b)	565,149	9,993,089
Haruyama Holdings, Inc.	38,400	145,283
Industria de Diseno Textil SA	385,716	18,341,411
JD Sports Fashion PLC	2,185,890	3,592,678
Kingfisher PLC	7,359,849	24,916,099
Super Retail Group Ltd.	62,280	542,423
WH Smith PLC	805,273	11,824,989
Zalando SE (a)(c)	477,446	12,680,619
ZOZO, Inc.	118,700	2,768,791
		90,946,338
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	88,853	22,503,846
Brunello Cucinelli SpA	24,613	2,486,055
Burberry Group PLC	354,290	4,699,360
Compagnie Financiere Richemont SA Series A	302,132	48,618,135
Hermes International SCA	10,251	24,331,988
Kering SA	101,535	35,102,207
LVMH Moet Hennessy Louis Vuitton SE	73,472	58,758,798
Moncler SpA	134,307	8,962,240
NIKE, Inc. Class B	24,695	2,347,260
Pandora A/S	8,309	1,364,839
Puma AG	8,771	455,495
Samsonite International SA (a)	974,400	3,096,924
Swatch Group AG (Bearer)	2,258	483,683
Swatch Group AG (Bearer) (Reg.)	24,731	1,029,705
Titan Co. Ltd.	26,036	1,011,342
Yue Yuen Industrial (Holdings) Ltd.	568,000	1,050,163
		216,302,040
TOTAL CONSUMER DISCRETIONARY		912,712,112
CONSUMER STAPLES - 3.6%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	689,563	43,505,646
Carlsberg A/S Series B	69,810	9,471,103
Coca-Cola HBC AG	62,563	2,123,094
Davide Campari Milano NV	375,810	3,764,766
Diageo PLC	2,277,751	76,685,919
Heineken Holding NV	128,796	10,570,677
Heineken NV (Bearer)	231,192	23,197,380
Kirin Holdings Co. Ltd.	587,200	8,109,198
Kweichow Moutai Co. Ltd. (A Shares)	17,300	3,938,024
Pernod Ricard SA	143,483	21,487,010
Suntory Beverage & Food Ltd.	64,900	2,373,318
Varun Beverages Ltd.	58,535	1,000,698
		206,226,833
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	229,843	13,415,027
Bid Corp. Ltd.	101,116	2,238,386
Carrefour SA	655,800	10,694,477
Clicks Group Ltd.	57,276	901,781
MatsukiyoCocokara & Co.	107,200	1,511,904
Ocado Group PLC (c)	398,531	1,922,042
Raia Drogasil SA	318,384	1,520,099
Seven & i Holdings Co. Ltd.	3,279,900	42,332,856
Sonae SGPS SA	825,305	851,934
Sundrug Co. Ltd.	47,200	1,199,321
Tesco PLC	4,942,191	19,659,536
Wal-Mart de Mexico SA de CV Series V	1,144,700	4,303,799
Welcia Holdings Co. Ltd.	85,100	1,172,347
		101,723,509
Food Products - 0.8%
Ajinomoto Co., Inc.	195,460	6,988,210
Barry Callebaut AG	2,644	4,595,780
Britannia Industries Ltd.	21,699	1,346,719
Chocoladefabriken Lindt & Spruengli AG	255	2,967,838
Danone SA	489,648	31,577,356
Ezaki Glico Co. Ltd.	145,100	3,745,945
Itoham Yonekyu Holdings, Inc.	29,800	785,432
Megmilk Snow Brand Co. Ltd.	126,700	2,047,148
Meiji Holdings Co. Ltd.	18,400	412,109
Nestle India Ltd.	34,530	974,301
Nestle SA (Reg. S)	783,573	83,173,261
Nissin Food Holdings Co. Ltd.	166,650	4,194,199
Tate & Lyle PLC	661,441	5,884,012
Toyo Suisan Kaisha Ltd.	221,800	15,951,153
WH Group Ltd. (a)	649,500	442,606
Wilmar International Ltd.	2,381,500	5,446,148
		170,532,217
Household Products - 0.3%
Essity AB (B Shares)	489,900	12,586,694
Henkel AG & Co. KGaA	19,212	1,539,459
Lion Corp.	297,400	2,386,537
Reckitt Benckiser Group PLC	849,566	48,623,519
		65,136,209
Personal Care Products - 0.9%
Beiersdorf AG	147,917	23,190,002
Haleon PLC	8,966,145	37,257,883
Kao Corp.	302,750	13,260,652
Kose Corp.	22,700	1,498,274
L'Oreal SA	74,764	36,903,553
Puig Brands SA Class B	107,459	3,046,716
Rohto Pharmaceutical Co. Ltd.	547,000	9,603,326
Unilever PLC	1,204,876	65,982,718
		190,743,124
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	933,122	28,856,643
Imperial Brands PLC sponsored ADR (b)	39,489	983,671
Japan Tobacco, Inc.	124,700	3,538,079
		33,378,393
TOTAL CONSUMER STAPLES		767,740,285
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Tenaris SA	171,600	2,835,238
Vallourec SA (c)	272,580	4,882,023
		7,717,261
Oil, Gas & Consumable Fuels - 2.8%
Aker BP ASA	1,167,555	30,143,169
Ampol Ltd.	19,722	455,597
BP PLC	10,404,662	65,086,217
BP PLC sponsored ADR	811,023	30,470,134
ENEOS Holdings, Inc.	1,792,830	9,269,362
Eni SpA	2,226,521	35,166,546
Eni SpA sponsored ADR (b)	6,480	204,314
Equinor ASA	928,366	26,948,362
Equinor ASA sponsored ADR (b)	44,438	1,294,923
Galp Energia SGPS SA Class B (b)	915,197	19,245,796
Gazprom OAO (c)(e)	3,670,010	395,173
Gazprom OAO sponsored ADR (Reg. S) (c)(e)	33,845	16,787
Idemitsu Kosan Co. Ltd.	80,500	551,230
INPEX Corp.	858,410	13,245,060
Japan Petroleum Exploration Co. Ltd.	18,600	779,411
LUKOIL PJSC (c)(e)	35,755	11,388
OMV AG	123,777	6,255,506
Paladin Energy Ltd. (Australia) (c)	798,130	8,459,400
Parkland Corp.	63,476	1,831,697
Petroleo Brasileiro SA - Petrobras:
(ON)	232,900	1,805,220
(PN) sponsored ADR ADR (non-vtg.)	549,248	8,134,363
sponsored ADR	523,769	8,144,608
Reliance Industries Ltd.	406,661	13,939,405
Repsol SA	539,539	8,807,817
Rosneft Oil Co. OJSC (c)(e)	420,640	72,388
San-Ai Obbli Co. Ltd.	55,400	731,668
Santos Ltd.	3,369,540	17,120,999
Shell PLC:
ADR	160,902	11,710,448
(Amsterdam)	1,312,982	47,728,480
(London)	2,140,707	77,268,314
rights (c)(d)	1,312,982	451,666
rights (c)(d)	2,128,869	732,331
TotalEnergies SE	1,879,150	137,674,975
Whitehaven Coal Ltd.	683,300	3,664,347
Woodside Energy Group Ltd.	1,334,139	24,686,279
		612,503,380
TOTAL ENERGY		620,220,641
FINANCIALS - 9.5%
Banks - 4.8%
ABN AMRO Bank NV GDR (Bearer) (a)	40,746	697,002
Agricultural Bank of China Ltd. (H Shares)	4,713,000	1,975,834
AIB Group PLC	8,039,387	45,749,648
AIB Group PLC	9,418	54,001
ANZ Group Holdings Ltd.	718,563	13,506,209
Banca Monte dei Paschi di Siena SpA	256,244	1,384,258
Banco Bilbao Vizcaya Argentaria SA	486,820	5,282,661
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	52,074	568,127
Banco BPM SpA	100,855	727,667
Banco Comercial Portugues SA (Reg.)	726,365	295,154
Banco de Sabadell SA	4,224,823	8,924,062
Banco Santander SA	3,709	19,479
Banco Santander SA (Spain)	4,459,430	23,517,926
Banco Santander SA (Spain) sponsored ADR	146,996	770,259
Bank Hapoalim BM (Reg.)	105,676	969,832
Bank Leumi le-Israel BM	126,675	1,049,713
Bank of China Ltd. (H Shares)	9,426,000	4,468,330
Bank of Ireland Group PLC	3,436,362	39,494,334
Bankinter SA	577,876	5,104,516
Barclays PLC	19,027,280	53,738,859
Barclays PLC sponsored ADR (b)	938,827	10,655,686
BAWAG Group AG (a)	82,929	5,485,926
BNP Paribas SA	886,443	65,434,307
BOC Hong Kong (Holdings) Ltd.	1,773,880	5,576,007
CaixaBank SA	6,964,616	39,886,870
Chiba Bank Ltd.	1,481,490	14,159,267
China Construction Bank Corp. (H Shares)	2,878,000	2,042,586
China Merchants Bank Co. Ltd.:
(A Shares)	340,500	1,611,812
(H Shares)	293,000	1,312,834
Commerzbank AG	314,284	5,336,352
Concordia Financial Group Ltd.	37,400	225,829
Credicorp Ltd. (United States)	8,511	1,407,039
DBS Group Holdings Ltd.	1,301,740	34,672,604
DNB Bank ASA	1,280,828	25,080,697
Erste Group Bank AG	3,409	167,268
Erste Group Bank AG	54,448	2,675,587
FinecoBank SpA	353,702	5,736,537
First International Bank of Israel	2,775	112,805
HDFC Bank Ltd.	1,070,152	19,660,225
HSBC Holdings PLC:
(United Kingdom)	3,801,971	33,886,502
sponsored ADR (b)	31,631	1,412,324
Huaxia Bank Co. Ltd. (A Shares)	794,700	756,099
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	3,799,769
ING Groep NV:
(Certificaten Van Aandelen)	3,797,786	67,848,844
sponsored ADR (b)	271,643	4,859,693
Intesa Sanpaolo SpA	6,568,028	25,873,022
Israel Discount Bank Ltd. (Class A)	104,164	533,929
Japan Post Bank Co. Ltd.	119,900	1,184,019
Jiangsu Suzhou Rural Commercial Bank Co. Ltd.	229,200	165,845
Jyske Bank A/S (Reg.)	45,054	3,717,452
KBC Group NV	330,256	24,118,836
Kyoto Financial Group, Inc.	217,930	3,904,351
Lloyds Banking Group PLC	37,291,731	26,621,138
Mebuki Financial Group, Inc.	1,286,800	5,153,255
Mediobanca SpA	39,868	631,016
Mitsubishi UFJ Financial Group, Inc.	2,478,443	26,325,224
Mizrahi Tefahot Bank Ltd.	12,978	472,564
Mizuho Financial Group, Inc.	738,340	15,124,409
National Bank of Canada	130,389	11,144,220
National Bank of Greece SA (c)	301,049	2,615,827
NatWest Group PLC	13,728,181	55,534,558
Nordea Bank Abp	264,074	3,247,426
Nordea Bank Abp	16,433	201,277
Nordea Bank Abp (Helsinki Stock Exchange)	760,550	9,349,637
North Pacific Bank Ltd.	210,200	777,900
Ping An Bank Co. Ltd. (A Shares)	787,600	1,208,304
PT Bank Central Asia Tbk	13,456,600	7,659,911
Rakuten Bank Ltd. (c)	141,800	2,585,067
Resona Holdings, Inc.	3,368,500	23,382,094
Sberbank of Russia (c)(e)	1,813,540	11,474
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	2,861,384	3,121,474
Skandinaviska Enskilda Banken AB (A Shares)	767,568	10,935,378
Societe Generale Series A	584,913	17,519,810
Standard Chartered PLC:
(Hong Kong)	12,100	119,675
(United Kingdom)	2,640,110	26,297,058
Sumitomo Mitsui Financial Group, Inc.	653,640	42,780,161
Sumitomo Mitsui Trust Holdings, Inc.	402,060	9,347,718
Svenska Handelsbanken AB (A Shares)	856,101	8,056,441
Swedbank AB (A Shares)	70,388	1,465,572
Sydbank A/S	70,087	3,735,245
The Hachijuni Bank Ltd.	152,500	1,053,580
UniCredit SpA	1,524,971	60,713,123
United Overseas Bank Ltd.	1,518,877	34,633,531
		1,033,422,861
Capital Markets - 1.6%
3i Group PLC	426,012	15,697,246
Allfunds Group PLC	193,379	1,162,366
Amundi SA (a)	169,850	13,106,280
Azimut Holding SpA	131,942	3,514,494
Banca Generali SpA	73,686	3,094,850
Bridgepoint Group PLC (a)	828,805	2,412,992
Brookfield Corp. (Canada) Class A (b)	161,958	7,052,502
CVC Capital Partners PLC (a)	373,676	7,261,373
Daiwa Securities Group, Inc.	389,600	3,062,243
Deutsche Bank AG	122,527	2,038,908
Deutsche Bank AG (NY Shares)	347,649	5,798,785
Deutsche Borse AG	157,321	31,350,428
Euronext NV (a)	284,430	28,006,765
Georgia Capital PLC (c)	75,897	922,653
Hong Kong Exchanges and Clearing Ltd.	495,590	16,763,899
Intermediate Capital Group PLC	212,079	6,318,781
Japan Exchange Group, Inc.	232,200	5,457,855
Julius Baer Group Ltd.	648,978	38,984,998
London Stock Exchange Group PLC	254,992	29,889,286
Macquarie Group Ltd.	270,084	34,313,789
Nomura Holdings, Inc.	570,400	3,464,168
Nomura Holdings, Inc. sponsored ADR (b)	32,822	199,558
Partners Group Holding AG	3,666	4,933,806
Quilter PLC (a)	401,539	605,750
SBI Holdings, Inc. Japan	534,300	13,800,443
Singapore Exchange Ltd.	73,200	517,904
UBS Group AG	1,870,251	59,499,507
UBS Group AG (b)	216,098	6,889,204
		346,120,833
Financial Services - 0.4%
Adyen BV (a)(c)	7,379	9,568,974
Challenger Ltd.	465,869	2,008,579
Edenred SA	25,558	1,192,575
Eurazeo SA	3,241	273,575
EXOR NV	93,317	10,479,568
Groupe Bruxelles Lambert SA	73,300	5,621,150
Industrivarden AB:
(A Shares)	11,339	403,661
(C Shares)	51,499	1,808,997
Investor AB (B Shares)	467,515	12,686,187
L E Lundbergforetagen AB (B Shares)	6,190	314,929
Mitsubishi HC Capital, Inc.	481,500	3,185,710
Nexi SpA (a)(c)	49,129	327,031
ORIX Corp.	1,248,700	27,231,707
Paragon Banking Group PLC	170,220	1,662,590
Visa, Inc. Class A	39,531	10,770,616
Wise PLC (c)	207,452	2,179,916
Worldline SA (a)(c)	338,498	4,524,669
		94,240,434
Insurance - 2.7%
AEGON NV	120,977	784,689
Ageas	13,658	681,367
AIA Group Ltd.	5,219,640	40,541,998
Allianz SE	232,007	67,917,259
Aon PLC	39,680	11,175,475
ASR Nederland NV	101,519	4,913,362
Assicurazioni Generali SpA	1,357,048	34,928,514
Aviva PLC	1,515,005	9,305,313
AXA SA	1,486,484	53,671,696
Baloise Holdings AG	3,709	640,821
Beazley PLC	1,699,541	15,027,630
Dai-ichi Mutual Life Insurance Co.	361,900	9,737,271
Definity Financial Corp.	94,662	3,002,486
Hannover Reuck SE	19,418	4,827,488
Helvetia Holding AG (Reg.)	2,872	386,205
Hiscox Ltd.	710,179	10,407,847
Intact Financial Corp.	34,754	5,814,815
Japan Post Holdings Co. Ltd.	1,085,500	10,482,114
Japan Post Insurance Co. Ltd.	173,900	3,340,552
Legal & General Group PLC	7,627,190	24,461,532
Mandatum Holding OY	191,132	858,935
MAPFRE SA (Reg.) (b)	1,272,068	3,063,121
MS&AD Insurance Group Holdings, Inc.	722,000	15,017,540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	64,895	32,363,021
NN Group NV	56,018	2,613,752
NN Group NV rights (b)(c)(d)	56,018	126,427
Poste Italiane SpA (a)	555,052	7,624,761
Prudential PLC	3,621,881	34,692,797
QBE Insurance Group Ltd.	611,857	7,246,363
Sampo Oyj (A Shares)	196,536	8,412,666
Sompo Holdings, Inc.	294,000	6,222,436
Steadfast Group Ltd.	1,723,191	6,328,819
Storebrand ASA (A Shares)	672,514	7,288,320
Sun Life Financial, Inc. (b)	159,057	7,971,814
Swiss Life Holding AG	2,443	1,707,963
Swiss Re Ltd.	61,391	7,829,080
T&D Holdings, Inc.	209,100	3,780,184
Talanx AG	52,539	4,190,859
Tokio Marine Holdings, Inc.	1,067,900	36,997,725
UNIQA Insurance Group AG	110,504	987,558
Willis Towers Watson PLC	50,877	12,988,389
Zurich Insurance Group Ltd.	95,052	50,026,506
Zurich Insurance Group Ltd. ADR (b)	4,889	257,014
		570,644,484
TOTAL FINANCIALS		2,044,428,612
HEALTH CARE - 5.1%
Biotechnology - 0.2%
Argenx SE (c)	36,684	13,567,493
Argenx SE ADR (c)	10,818	4,013,694
CSL Ltd.	61,042	11,376,064
Genmab A/S (c)	18,413	5,197,235
		34,154,486
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)	176,881	15,888,372
ConvaTec Group PLC (a)	3,477,992	11,088,240
DiaSorin SpA	16,167	1,744,729
Elekta AB (B Shares)	470,260	3,867,842
EssilorLuxottica SA	126,399	28,345,478
EssilorLuxottica SA rights (c)(d)	136,566	585,315
Hoya Corp.	73,930	8,999,728
Koninklijke Philips Electronics NV (b)	1,351,685	36,921,104
Olympus Corp.	1,567,800	24,743,519
Siemens Healthineers AG (a)	228,257	13,319,769
Smith & Nephew PLC	1,027,180	12,997,453
Straumann Holding AG	12,890	1,687,449
Terumo Corp.	864,490	14,725,704
		174,914,702
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	13,945	975,655
Fresenius Medical Care AG & Co. KGaA	4,963	211,694
Fresenius SE & Co. KGaA	577,122	18,413,837
Galenica AG (a)	20,585	1,706,613
Max Healthcare Institute Ltd.	107,241	966,023
Medipal Holdings Corp.	14,500	213,169
Sonic Healthcare Ltd.	498,700	8,117,383
Suzuken Co. Ltd.	104,600	3,156,657
		33,761,031
Health Care Technology - 0.0%
M3, Inc.	576,700	5,592,242
Pro Medicus Ltd.	32,677	2,611,606
		8,203,848
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	102,319	13,343,421
Bruker Corp. (b)	130,618	8,556,785
Eurofins Scientific SA	125,300	7,563,469
Evotec OAI AG (b)(c)	135,982	1,290,771
ICON PLC (b)(c)	22,592	7,338,333
Lonza Group AG	9,112	4,946,456
QIAGEN NV (Germany)	284,835	12,194,986
Siegfried Holding AG	1,676	1,677,674
Stevanato Group SpA (b)	41,610	845,515
Tecan Group AG	11,558	4,114,109
		61,871,519
Pharmaceuticals - 3.7%
Astellas Pharma, Inc.	1,529,400	15,015,014
AstraZeneca PLC:
(United Kingdom)	534,696	83,117,976
sponsored ADR	265,368	20,704,011
Bayer AG	280,179	8,619,763
Chugai Pharmaceutical Co. Ltd.	308,600	9,389,388
Daiichi Sankyo Kabushiki Kaisha	592,130	20,901,648
Eisai Co. Ltd.	119,100	5,112,904
Galderma Group AG	180,548	14,733,635
GSK PLC	2,670,395	59,918,373
GSK PLC sponsored ADR	91,358	4,090,098
Kyowa Kirin Co., Ltd.	184,500	3,119,598
Merck KGaA	119,771	21,768,400
Novartis AG	796,963	82,484,042
Novo Nordisk A/S Series B	1,348,800	182,746,372
Ono Pharmaceutical Co. Ltd.	30,000	434,426
Otsuka Holdings Co. Ltd.	257,600	10,635,135
Roche Holding AG (participation certificate)	509,506	130,085,499
Sanofi SA	673,464	65,933,471
Santen Pharmaceutical Co. Ltd.	279,400	2,892,336
Shionogi & Co. Ltd.	60,100	2,707,693
Takeda Pharmaceutical Co. Ltd.	734,200	19,548,068
UCB SA	165,050	23,151,690
		787,109,540
TOTAL HEALTH CARE		1,100,015,126
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Airbus Group NV	90,162	15,336,721
BAE Systems PLC	555,388	9,889,246
BAE Systems PLC sponsored ADR (b)	19,117	1,375,277
Dassault Aviation SA	51,396	11,154,679
Kongsberg Gruppen ASA	19,679	1,691,954
Leonardo SpA	100,033	2,573,043
Melrose Industries PLC	1,071,636	8,479,988
MTU Aero Engines AG	64,682	16,157,443
Rheinmetall AG	32,910	18,969,980
Rolls-Royce Holdings PLC (c)	13,994,294	81,738,840
Saab AB (B Shares)	164,324	3,988,594
Safran SA	127,051	29,756,040
Singapore Technologies Engineering Ltd.	124,500	385,147
Thales SA	77,940	14,154,786
		215,651,738
Air Freight & Logistics - 0.2%
CMST Development Co. Ltd. (A Shares)	414,900	299,641
DHL Group	578,045	24,335,912
DSV A/S	35,043	5,395,548
Nippon Express Holdings, Inc.	6,700	330,198
		30,361,299
Building Products - 0.4%
AGC, Inc.	104,800	3,656,903
ASSA ABLOY AB (B Shares) (b)	348,629	10,245,180
Belimo Holding AG (Reg.)	3,106	1,447,351
Compagnie de St.-Gobain	494,896	43,695,056
Daikin Industries Ltd.	119,228	17,422,867
Kingspan Group PLC (Ireland)	114,433	11,024,252
LIXIL Group Corp.	46,000	504,562
Nibe Industrier AB (B Shares) (b)	221,005	1,133,089
Noritz Corp.	13,300	150,367
Rockwool International A/S Series B	716	301,250
Sekisui Jushi Corp.	55,100	844,728
Toto Ltd.	15,000	376,368
Xinyi Glass Holdings Ltd.	1,271,000	1,574,933
		92,376,906
Commercial Services & Supplies - 0.1%
Boyd Group Services, Inc.	5,906	988,674
Brambles Ltd.	114,321	1,083,144
Element Fleet Management Corp.	581,037	10,325,189
Japan Elevator Service Holdings Co. Ltd.	61,200	1,107,138
Pluxee France SA	96,800	3,018,708
RB Global, Inc.	80,401	5,843,545
Secom Co. Ltd.	37,400	2,327,213
Toppan Holdings, Inc.	10,400	269,388
		24,962,999
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	18,105	810,610
China State Construction Engineering Corp. Ltd. (A Shares)	1,368,980	1,064,295
Ferrovial SE	73,350	2,898,846
Ferrovial SE rights (b)(c)(d)	73,350	24,139
INFRONEER Holdings, Inc.	36,400	315,359
Kajima Corp.	118,600	2,015,124
Kinden Corp.	38,800	826,010
Obayashi Corp.	49,400	575,089
Okumura Corp.	7,400	229,390
Sanki Engineering Co. Ltd.	48,300	675,675
SHIMIZU Corp.	49,200	272,249
Taisei Corp.	149,600	5,680,073
VINCI SA	246,524	30,764,269
WorleyParsons Ltd.	542,055	5,283,615
		51,434,743
Electrical Equipment - 1.4%
ABB Ltd.:
(Reg.)	418,030	23,048,269
(Sweden)	29,739	1,637,627
sponsored ADR	14,074	773,648
Eurogroup Laminations SpA (b)	114,517	531,683
Fuji Electric Co. Ltd.	132,290	7,891,990
Furukawa Electric Co. Ltd.	310,700	8,379,483
Guodian Nanjing Automation Co. Ltd. (A Shares) (c)	196,360	200,651
Havells India Ltd.	97,895	2,237,194
Henan Pinggao Electric Co. Ltd. (A Shares) (c)	1,315,000	2,574,889
Hirakawa Hewtech Corp.	95,500	838,012
Legrand SA	542,630	58,920,357
Mitsubishi Electric Corp.	3,845,090	66,817,437
Prysmian SpA	468,963	30,843,587
Schneider Electric SA	324,154	80,870,066
SWCC Showa Holdings Co. Ltd.	22,600	691,228
Vestas Wind Systems A/S (c)	277,270	7,779,746
Warom Technology, Inc. Co.	234,500	718,873
Weg SA	277,200	1,982,300
		296,737,040
Ground Transportation - 0.2%
Aurizon Holdings Ltd.	167,890	411,077
Ayvens SA (a)	166,001	1,247,090
Canadian National Railway Co.	37,686	4,797,330
Canadian Pacific Kansas City Ltd.	82,547	6,550,930
Canadian Pacific Kansas City Ltd.	238,324	18,970,447
Central Japan Railway Co.	210,300	4,690,587
Grab Holdings Ltd. (c)	1,105,734	4,058,044
Hankyu Hanshin Holdings, Inc.	16,000	419,470
Rumo SA	281,700	1,057,401
TFI International, Inc. (Canada)	38,167	5,050,102
Tobu Railway Co. Ltd.	14,700	259,799
		47,512,277
Industrial Conglomerates - 1.0%
CK Hutchison Holdings Ltd.	2,655,400	12,966,544
DCC PLC (United Kingdom)	249,065	18,188,977
Hitachi Ltd.	742,160	76,433,343
Jardine Cycle & Carriage Ltd.	7,700	146,683
Jardine Matheson Holdings Ltd.	12,100	445,280
Jardine Matheson Holdings Ltd. ADR	999	36,893
Lifco AB (B Shares)	96,397	2,561,800
Siemens AG	480,172	92,548,953
		203,328,473
Machinery - 1.6%
Airtac International Group	43,158	1,362,039
Alfa Laval AB	23,660	1,099,566
Alstom SA (b)	1,881,128	37,027,680
Alstom SA rights 6/6/24 (b)(c)	1,881,128	2,037,036
Amada Co. Ltd.	51,000	575,754
Atlas Copco AB:
(A Shares)	570,363	10,987,630
(B Shares)	129,158	2,144,360
AutoStore Holdings Ltd. (a)(c)	203,290	288,596
CNH Industrial NV	877,200	9,263,232
Daifuku Co. Ltd.	155,900	2,719,687
Daimler Truck Holding AG	137,225	5,871,339
Epiroc AB (A Shares)	348,756	7,320,418
FANUC Corp.	1,281,300	35,866,265
Furukawa Co. Ltd.	2,900	36,549
GEA Group AG	408,702	17,109,763
Harmonic Drive Systems, Inc.	46,000	1,218,262
Hitachi Construction Machinery Co. Ltd.	8,400	228,888
Hoshizaki Corp.	5,900	211,217
Husqvarna AB (B Shares)	266,700	2,220,813
IMI PLC	844,825	20,192,540
Indutrade AB	251,379	6,521,413
Kawasaki Heavy Industries Ltd.	108,860	4,155,655
KION Group AG	85,391	4,039,718
Kitz Corp.	20,700	147,683
Knorr-Bremse AG	105,979	8,161,764
Komatsu Ltd.	281,080	8,261,231
Kone OYJ (B Shares)	28,269	1,442,259
Makita Corp.	150,129	4,422,775
Metso Corp.	105,728	1,292,991
Mitsubishi Heavy Industries Ltd.	862,930	7,548,701
NGK Insulators Ltd.	80,500	1,075,954
Nireco Corp.	4,400	41,827
NTN Corp.	88,600	181,354
Rheon Automatic Machinery Co. Ltd.	68,800	689,028
Rotork PLC	1,126,214	4,888,146
Sandvik AB	577,901	12,760,175
Schindler Holding AG (participation certificate)	25,937	6,747,248
Shantui Construction Machinery Co. Ltd. (A Shares) (c)	343,100	386,131
SMC Corp.	38,500	19,443,634
Spirax-Sarco Engineering PLC	73,618	8,418,185
Sumitomo Heavy Industries Ltd.	37,100	1,009,430
Techtronic Industries Co. Ltd.	1,747,920	21,502,494
Techtronic Industries Co. Ltd. ADR	14,512	893,359
The Weir Group PLC	273,606	7,477,148
THK Co. Ltd.	131,400	2,538,347
Toyota Industries Corp.	303,400	28,552,571
Valmet Corp.	33,808	909,866
VAT Group AG (a)	16,821	9,224,413
Volvo AB (B Shares)	134,678	3,624,846
Wartsila Corp.	39,474	827,663
Yangzijiang Shipbuilding Holdings Ltd.	1,936,400	3,267,460
		338,235,103
Marine Transportation - 0.1%
A.P. Moller - Maersk A/S:
Series A	3,326	5,836,388
Series B	1,493	2,714,545
Kawasaki Kisen Kaisha Ltd.	531,100	7,893,380
Mitsui OSK Lines Ltd.	200,000	6,592,482
Nippon Yusen KK	49,400	1,566,233
SITC International Holdings Co. Ltd.	1,329,320	3,410,083
Stolt-Nielsen SA	11,356	524,509
		28,537,620
Passenger Airlines - 0.2%
Air France KLM (Reg.) (b)(c)	261,235	2,986,384
InterGlobe Aviation Ltd. (a)(c)	49,155	2,467,218
Ryanair Holdings PLC sponsored ADR (b)	242,397	29,485,171
		34,938,773
Professional Services - 0.8%
Adecco SA (Reg.)	14,311	543,114
BayCurrent Consulting, Inc.	37,000	753,810
Bureau Veritas SA	194,702	5,863,884
Experian PLC	546,333	25,316,060
Intertek Group PLC	127,496	7,824,976
Persol Holdings Co. Ltd.	1,531,500	2,201,839
Recruit Holdings Co. Ltd.	262,241	13,238,423
RELX PLC:
(Euronext N.V.)	389,219	17,075,015
(London Stock Exchange)	661,468	29,016,539
rights (c)(d)	389,219	206,347
sponsored ADR	23,960	1,053,282
SGS SA (Reg.)	93,784	8,733,672
TechnoPro Holdings, Inc.	300,600	5,003,959
Teleperformance	76,572	8,759,223
Wolters Kluwer NV	272,324	43,432,826
Wolters Kluwer NV ADR	1,265	202,590
		169,225,559
Trading Companies & Distributors - 0.9%
AerCap Holdings NV	203,004	18,820,501
Ashtead Group PLC	296,168	21,692,275
Azelis Group NV	85,010	1,808,321
Beijer Ref AB (B Shares) (b)	249,929	4,091,284
Brenntag SE	60,368	4,348,663
Bunzl PLC	317,652	11,942,199
Diploma PLC	61,680	3,233,238
Hanwa Co. Ltd.	6,300	266,397
IMCD NV	54,113	8,257,931
Itochu Corp.	539,157	25,451,768
Kanamoto Co. Ltd.	28,600	479,561
Marubeni Corp.	175,400	3,435,306
Mitsubishi Corp.	449,900	9,495,775
Mitsui & Co. Ltd.	766,200	39,010,478
MonotaRO Co. Ltd.	170,800	1,804,234
Ochi Holdings Co. Ltd.	70,900	663,624
Rexel SA	135,200	4,108,713
Seven Group Holdings Ltd.	14,596	380,592
Sojitz Corp.	157,800	4,128,335
Sumiseki Holdings, Inc. (b)	231,800	1,967,717
Sumitomo Corp.	540,500	14,065,167
Toromont Industries Ltd.	39,824	3,478,227
Toyota Tsusho Corp.	18,400	1,123,670
Wakita & Co. Ltd.	32,000	333,501
Yamazen Co. Ltd.	244,600	2,188,359
Yuasa Trading Co. Ltd.	31,500	1,123,677
		187,699,513
Transportation Infrastructure - 0.1%
Aena SME SA (a)	133,183	26,045,626
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	4,738	1,590,025
Hubei Chutian Smart Communication Co. Ltd. (A Shares)	92,000	56,914
Svitzer A/S	4,519	178,049
The Sumitomo Warehouse Co. Ltd.	3,800	61,495
		27,932,109
TOTAL INDUSTRIALS		1,748,934,152
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.0%
Nokia Corp.	413,237	1,616,336
Telefonaktiebolaget LM Ericsson (B Shares)	1,272,619	7,841,324
Vtech Holdings Ltd.	56,700	406,573
		9,864,233
Electronic Equipment, Instruments & Components - 0.5%
Hagiwara Electric Holdings Co. Ltd.	42,100	1,074,820
Halma PLC	261,421	7,483,337
Hamamatsu Photonics K.K.	103,100	3,030,753
Hexagon AB (B Shares)	341,919	3,766,203
Hirose Electric Co. Ltd.	68,890	7,665,882
Ibiden Co. Ltd.	60,300	2,428,257
Keyence Corp.	46,246	20,845,918
Kyocera Corp.	760,800	8,624,337
Largan Precision Co. Ltd.	25,000	1,761,103
Murata Manufacturing Co. Ltd.	1,468,300	27,773,503
Nippon Electric Glass Co. Ltd.	5,100	120,079
OMRON Corp.	63,900	2,087,233
Sanshin Electronic Co. Ltd.	8,100	110,428
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	89,800	136,031
Shimadzu Corp.	498,100	12,884,436
Spectris PLC	39,714	1,668,245
Unimicron Technology Corp.	166,000	941,119
VusionGroup (b)	7,572	1,209,292
Yokogawa Electric Corp.	173,100	4,458,515
		108,069,491
IT Services - 0.6%
Accenture PLC Class A	18,251	5,152,075
Alten SA	12,700	1,636,458
Biprogy, Inc.	10,100	266,589
Capgemini SA	204,487	41,429,498
Fujitsu Ltd.	2,513,710	36,400,957
Mitsubishi Research Institute, Inc.	4,400	131,218
NEC Corp.	19,100	1,421,762
Nomura Research Institute Ltd.	605,400	16,183,522
NTT Data Corp.	669,100	10,289,240
OBIC Co. Ltd.	3,100	401,434
Otsuka Corp.	8,600	163,015
SCSK Corp.	66,900	1,266,406
SHIFT, Inc. (c)	8,400	809,207
Shopify, Inc. Class A (c)	88,342	5,225,429
Simplex Holdings, Inc.	64,200	1,102,624
Softcat PLC	62,003	1,317,309
Suzuyo Sinwart Corp.	8,300	122,337
Tata Consultancy Services Ltd.	66,844	2,940,120
TIS, Inc.	90,640	1,653,842
Wix.com Ltd. (c)	23,967	3,861,084
		131,774,126
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp.	79,077	2,632,366
Alchip Technologies Ltd.	18,000	1,604,020
Analog Devices, Inc.	66,400	15,570,136
ASM International NV (Netherlands)	3,904	2,747,286
ASML Holding NV (Netherlands)	184,413	176,441,053
ASMPT Ltd.	95,900	1,146,873
BE Semiconductor Industries NV	27,921	4,153,752
Broadcom, Inc.	13,544	17,993,881
Disco Corp.	28,000	11,014,053
Global Unichip Corp.	20,000	903,666
GlobalWafers Co. Ltd.	74,000	1,204,184
Infineon Technologies AG	1,163,840	47,087,209
Lasertec Corp.	54,800	14,089,965
MediaTek, Inc.	172,000	6,569,551
NXP Semiconductors NV	77,928	21,204,209
Renesas Electronics Corp.	3,917,810	72,191,992
Rorze Corp.	3,200	615,522
Screen Holdings Co. Ltd.	29,700	2,840,959
Siltronic AG	9,983	813,331
SK Hynix, Inc.	88,005	12,141,620
Socionext, Inc.	39,700	1,166,246
STMicroelectronics NV:
(France)	23,767	1,003,648
(Italy)	13,902	585,413
Sumco Corp.	255,560	3,841,919
Taiwan Semiconductor Manufacturing Co. Ltd.	1,060,000	27,074,215
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	411,171	62,103,268
Tokyo Electron Ltd.	276,845	58,790,427
		567,530,764
Software - 1.2%
Cadence Design Systems, Inc. (c)	128,740	36,859,549
Check Point Software Technologies Ltd. (c)	73,345	11,038,423
Constellation Software, Inc.	6,346	17,651,513
Constellation Software, Inc. warrants 3/31/40 (c)(e)	6,340	0
CyberArk Software Ltd. (c)	3,469	795,268
Dassault Systemes SA	322,128	13,091,911
Fortnox AB	185,255	1,153,745
Kinaxis, Inc. (c)	10,565	1,135,217
Lightspeed Commerce, Inc. Subordinate (vtg.) Shares (United States) (c)	66,815	971,490
Nemetschek SE	29,396	2,701,343
NICE Ltd. (c)	5,268	1,004,045
NICE Ltd. sponsored ADR (c)	48,550	8,912,324
Oracle Corp. Japan (b)	12,800	905,885
Rakus Co. Ltd.	64,600	732,611
Sage Group PLC	138,920	1,824,793
Sansan, Inc. (c)	170,099	1,747,878
SAP SE	722,064	131,674,533
SAP SE sponsored ADR (b)	55,153	10,062,113
Technology One Ltd.	96,873	1,146,000
Temenos AG	5,341	344,855
Xero Ltd. (c)	93,920	8,436,106
		252,189,602
Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	144,200	2,766,359
Canon, Inc.	629,200	18,311,060
FUJIFILM Holdings Corp.	1,087,350	24,830,480
Konica Minolta, Inc.	6,700	20,123
Logitech International SA (b)	28,122	2,812,481
Logitech International SA (Reg.)	138,548	13,867,189
Ricoh Co. Ltd.	286,500	2,572,783
Samsung Electronics Co. Ltd.	2,151,899	114,160,058
Seiko Epson Corp.	215,000	3,473,943
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	49,379	893,244
TPV Technology Co. Ltd. (A Shares) (c)	224,000	66,813
Wacom Co. Ltd.	148,500	669,485
		184,444,018
TOTAL INFORMATION TECHNOLOGY		1,253,872,234
MATERIALS - 3.3%
Chemicals - 1.4%
Air Liquide SA	191,582	37,717,515
Air Water, Inc.	26,400	385,848
Akzo Nobel NV	573,714	40,241,858
Arkema SA	20,137	2,063,560
Artience Co. Ltd.	36,500	780,991
Asahi Kasei Corp.	513,600	3,347,142
BASF AG	251,406	13,306,080
Covestro AG (a)(c)	93,291	5,026,439
Croda International PLC	208,050	12,153,936
DSM-Firmenich AG	13,131	1,519,955
Evonik Industries AG	18,047	397,549
Givaudan SA	1,418	6,684,875
Icl Group Ltd. (b)	19,996	94,581
Icl Group Ltd.	46,056	215,191
Johnson Matthey PLC	185,068	4,161,828
K+S AG	215,900	3,179,371
Kansai Paint Co. Ltd.	179,900	2,997,094
Lanxess AG	519,541	14,076,281
Linde PLC	40,408	17,598,492
Linde PLC (b)	72,959	31,546,749
Methanex Corp.	35,280	1,892,454
Nitto Denko Corp.	149,700	11,461,048
Novonesis (NOVOZYMES) B Series B	201,307	12,006,282
PhosAgro PJSC (c)(e)	3,751	238
Shin-Etsu Chemical Co. Ltd.	569,910	21,273,926
Shin-Etsu Chemical Co. Ltd. ADR	882	16,432
Sika AG	118,263	36,052,275
Symrise AG	178,523	21,324,694
Teijin Ltd.	59,600	579,440
Toray Industries, Inc.	128,200	642,239
Umicore SA	150,098	2,972,880
Yara International ASA	13,882	431,667
		306,148,910
Construction Materials - 0.3%
CRH PLC (b)	261,975	21,419,076
HeidelbergCement AG	156,526	16,415,421
Holcim AG	399,614	35,106,068
Sumitomo Osaka Cement Co. Ltd.	88,800	2,195,932
		75,136,497
Containers & Packaging - 0.2%
Amcor PLC CDI	185,080	1,827,442
CCL Industries, Inc. Class B	123,600	6,370,667
Orora Ltd.	429,342	585,609
Sig Group AG	114,468	2,384,093
Smurfit Kappa Group PLC	618,178	30,150,426
		41,318,237
Metals & Mining - 1.3%
Agnico Eagle Mines Ltd. (Canada)	127,533	8,697,452
Aluminum Corp. of China Ltd. (A shares)	6,403,100	7,241,535
Anglo American PLC (United Kingdom)	481,989	15,604,491
Antofagasta PLC	573,432	16,265,810
ArcelorMittal SA (b)	38,277	1,007,138
ArcelorMittal SA:
(Netherlands)	667,803	17,618,375
rights (c)(d)	741,983	187,352
rights (c)(d)	38,277	9,665
Baoshan Iron & Steel Co. Ltd. (A Shares)	261,800	249,445
Barrick Gold Corp.	213,742	3,652,851
Barrick Gold Corp. (Canada)	484,879	8,271,350
BHP Group Ltd.	298,173	8,874,324
BHP Group Ltd.:
(London) (b)	229,282	6,843,353
sponsored ADR (b)	52,100	3,101,513
Daiki Aluminum Industry Co. Ltd.	61,200	515,626
First Quantum Minerals Ltd.	190,948	2,453,134
Franco-Nevada Corp.	237,186	29,182,083
Glencore PLC	10,033,793	61,845,223
Glencore PLC	48,398	296,159
Glencore PLC ADR	33,624	412,903
IGO Ltd.	589,418	2,741,263
JFE Holdings, Inc.	425,900	6,447,912
Jiangxi Copper Co. Ltd. (A Shares)	116,100	408,657
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. (A Shares) (c)	1,360,050	1,498,698
Lundin Mining Corp. (b)	368,499	4,236,677
Mitsubishi Materials Corp.	61,200	1,195,806
Mitsui Mining & Smelting Co. Ltd.	121,500	3,930,873
Nippon Denko Co. Ltd.	126,400	230,673
Nippon Light Metal Holding Co. Ltd.	131,700	1,591,136
Nippon Yakin Kogyo Co. Ltd.	11,500	358,312
Norsk Hydro ASA	110,037	745,131
Pilbara Minerals Ltd. (b)	1,716,395	4,328,193
Rio Tinto Ltd.	185,949	15,955,082
Rio Tinto PLC	118,213	8,321,886
Rio Tinto PLC sponsored ADR	49,897	3,497,780
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	4,500,460	2,392,622
South32 Ltd.	1,553,267	4,115,459
Sumitomo Metal Mining Co. Ltd.	236,100	7,686,186
Tokyo Steel Manufacturing Co. Ltd.	161,900	1,612,154
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	563,500	308,138
Voestalpine AG	9,469	277,149
Wheaton Precious Metals Corp.	196,489	10,761,880
Yunnan Tin Co. Ltd. (A Shares)	220,579	511,717
Zijin Mining Group Co. Ltd. (H Shares)	1,148,000	2,438,254
		277,921,420
Paper & Forest Products - 0.1%
Shandong Huatai Paper Industry Shareholding Co. Ltd. (A Shares) (c)	13,200	6,653
Stora Enso Oyj (R Shares)	336,055	4,922,990
Svenska Cellulosa AB SCA (B Shares)	373,784	5,735,707
UPM-Kymmene Corp.	146,200	5,588,804
		16,254,154
TOTAL MATERIALS		716,779,218
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Goodman Group unit	459,074	10,238,513
Great Portland Estates PLC	465,980	2,060,244
Great Portland Estates PLC rights 6/11/24 (c)	266,183	364,741
Klepierre SA	150,394	4,365,326
Link (REIT)	2,614,200	11,022,551
National Storage REIT unit	3,788,980	5,647,035
Scentre Group unit	2,965,847	6,215,978
Segro PLC	773,226	9,080,241
Stockland Corp. Ltd. unit	916,313	2,743,510
Warehouses de Pauw	211,280	6,192,519
		57,930,658
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd.	2,441,240	9,669,354
Daito Trust Construction Co. Ltd.	5,000	527,772
LEG Immobilien AG	156,949	13,958,136
LEG Immobilien AG rights (b)(c)(d)	156,949	417,229
Mitsubishi Estate Co. Ltd.	296,860	5,006,183
Mitsui Fudosan Co. Ltd.	1,566,500	14,391,530
Swire Pacific Ltd. (A Shares)	33,500	291,606
TAG Immobilien AG (c)	62,591	977,948
Vonovia SE	192,538	6,052,554
Vonovia SE rights (b)(d)	226,240	220,934
		51,513,246
TOTAL REAL ESTATE		109,443,904
UTILITIES - 1.2%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	66,200	914,604
CLP Holdings Ltd.	421,000	3,335,820
Enel SpA	4,835,667	35,110,400
Fortum Corp.	155,424	2,374,718
Hokkaido Electric Power Co., Inc.	285,600	2,995,563
Iberdrola SA	1,597,704	21,087,729
Kansai Electric Power Co., Inc.	933,770	16,898,635
SSE PLC	599,800	13,493,199
The Okinawa Electric Power Co., Inc.	21,500	153,938
Tokyo Electric Power Co., Inc. (c)	454,400	2,727,976
		99,092,582
Gas Utilities - 0.1%
APA Group unit	483,106	2,648,621
Beijing Enterprises Holdings Ltd.	493,500	1,739,591
China Resource Gas Group Ltd.	852,300	2,965,503
Osaka Gas Co. Ltd.	130,400	2,968,961
Tokyo Gas Co. Ltd.	324,900	7,297,711
		17,620,387
Independent Power and Renewable Electricity Producers - 0.2%
EF-ON, Inc.	94,700	245,685
Electric Power Development Co. Ltd.	466,000	7,821,238
RWE AG	887,478	33,727,900
		41,794,823
Multi-Utilities - 0.4%
E.ON SE	1,446,836	19,376,214
Engie SA	2,063,117	34,952,538
National Grid PLC	1,558,960	17,663,004
National Grid PLC rights 6/10/24 (c)	279,323	701,285
Veolia Environnement SA	563,476	18,863,417
		91,556,458
TOTAL UTILITIES		250,064,250
TOTAL COMMON STOCKS (Cost $7,232,261,022)		9,824,002,449

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	99,295	9,599,377
Dr. Ing. h.c. F. Porsche AG Series F (a)	64,442	5,353,204
Porsche Automobil Holding SE (Germany)	12,811	706,893
Volkswagen AG	95,982	12,061,215
		27,720,689
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	121,821	11,028,512
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,855,000	13,703,451
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA (PN) sponsored ADR	2,075,367	5,105,403
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	6,526
TOTAL FINANCIALS		5,111,929
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $47,639,828)		57,564,581

Equity Funds - 49.8%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	377,144
Europe Stock Funds - 1.6%
iShares MSCI Eurozone ETF (b)	6,120,185	318,372,024
WisdomTree Europe Hedged Equity ETF	419,228	19,930,099
TOTAL EUROPE STOCK FUNDS		338,302,123
Foreign Large Blend Funds - 15.3%
Artisan International Value Fund Investor Class	18,661,936	922,832,748
Fidelity SAI International Index Fund (f)	47,433,297	694,897,805
Fidelity SAI International Low Volatility Index Fund (f)	86,991,376	970,823,746
Harbor International Fund Institutional Class	9,619	457,878
JPMorgan International Research Enhanced Equity ETF	7,038,860	448,445,771
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	16,903,195	242,053,748
TOTAL FOREIGN LARGE BLEND FUNDS		3,279,511,696
Foreign Large Growth Funds - 16.7%
American Funds EuroPacific Growth Fund Class F2 (c)	156,787	9,244,171
Fidelity Advisor International Discovery Fund Class Z (f)	18,555,371	921,274,186
Fidelity Advisor International Growth Fund - Class Z	4,527,781	93,000,626
Fidelity Diversified International Fund (f)	12,123,132	543,116,335
Fidelity Overseas Fund (f)	11,591,392	755,179,217
Fidelity SAI International Momentum Index Fund (f)	10,302,846	150,627,602
Fidelity SAI International Quality Index Fund (f)	30,608,391	398,215,169
Invesco Oppenheimer International Growth Fund Class A	313,977	11,761,592
JOHCM International Select Fund Investor Shares	14,448,928	348,797,127
WCM Focused International Growth Fund Investor Class	14,366,487	354,708,559
TOTAL FOREIGN LARGE GROWTH FUNDS		3,585,924,584
Foreign Large Value Funds - 8.2%
Fidelity SAI International Value Index Fund (f)	54,941,355	565,895,959
iShares MSCI EAFE Value ETF (b)	7,569,749	425,949,776
Oakmark International Fund Investor Class	19,064,087	516,636,755
Pear Tree Polaris Foreign Value Fund Institutional Shares	10,832,820	262,587,547
TOTAL FOREIGN LARGE VALUE FUNDS		1,771,070,037
Foreign Small Mid Blend Funds - 1.0%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,106,358	36,520,892
Fidelity SAI International Small Cap Index Fund (f)	11,512,793	98,894,896
Victory Trivalent International Small-Cap Fund Class I	4,448,768	70,112,588
TOTAL FOREIGN SMALL MID BLEND FUNDS		205,528,376
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (f)	2,559,228	52,182,653
Oberweis International Opportunities Fund Institutional Class	1,417,377	13,195,780
T. Rowe Price International Discovery Fund	671,798	45,198,601
Wasatch International Growth Fund Investor Class (c)	110	2,585
WCM International Small Capital Growth Fund Institutional Class (c)	120,135	2,479,577
TOTAL FOREIGN SMALL MID GROWTH FUNDS		113,059,196
Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	1,339,003	24,651,048
Oakmark International Small Cap Fund Investor Class	950,743	19,252,552
Transamerica International Small Cap Value Fund Class I	4,315,823	66,593,150
TOTAL FOREIGN SMALL MID VALUE FUNDS		110,496,750
Other - 6.0%
Fidelity Advisor Japan Fund Class Z (f)	15,545,049	256,493,307
Fidelity Japan Smaller Companies Fund (f)	5,697,781	88,657,478
Fidelity SAI Japan Stock Index Fund (f)	61,910,919	624,062,064
iShares MSCI Australia ETF (b)	10,001,860	246,545,849
Matthews Japan Fund Investor Class (c)	237	4,677
WisdomTree Japan Hedged Equity ETF	465,136	51,681,261
WisdomTree Japan SmallCap Dividend ETF (b)	278,561	21,056,426
TOTAL OTHER		1,288,501,062
TOTAL EQUITY FUNDS (Cost $8,206,329,140)		10,692,770,968

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.32% 8/15/24 to 8/29/24 (h) (Cost $20,223,579)	20,450,000	20,229,718

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	9,995,261	9,997,260
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	359,561,091	359,597,047
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (k)	771,991,938	771,991,938
TOTAL MONEY MARKET FUNDS (Cost $1,141,586,245)		1,141,586,245

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $16,648,039,814)	21,736,153,961
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(263,712,893)
NET ASSETS - 100.0%	21,472,441,068

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	222	Jun 2024	42,890,400	(1,331,172)	(1,331,172)
ICE E-mini MSCI EAFE Index Contracts (United States)	4,933	Jun 2024	584,609,830	11,139,523	11,139,523

TOTAL FUTURES CONTRACTS					9,808,351
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,124,262 or 0.9% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,229,718.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,056,682	321,682,204	334,741,231	175,103	(395)	-	9,997,260	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	445,368,743	953,635,055	1,039,406,751	733,194	-	-	359,597,047	1.4%
Total	468,425,425	1,275,317,259	1,374,147,982	908,297	(395)	-	369,594,307

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	871,545,791	-	-	-	-	49,728,395	921,274,186
Fidelity Advisor International Small Cap Fund Class Z	34,894,545	-	-	-	-	1,626,347	36,520,892
Fidelity Advisor International Small Cap Opportunities Fund Class Z	51,133,370	-	-	-	-	1,049,283	52,182,653
Fidelity Advisor Japan Fund Class Z	256,648,758	-	-	-	-	(155,451)	256,493,307
Fidelity Diversified International Fund	521,415,928	-	-	-	-	21,700,407	543,116,335
Fidelity International Growth Fund Class Z	-	92,000,000	-	-	-	1,000,626	93,000,626
Fidelity Investments Money Market Government Portfolio Class I 5.2%	11,151,283	6,240,381	17,391,664	45,505	-	-	-
Fidelity Japan Smaller Companies Fund	88,315,611	-	-	-	-	341,867	88,657,478
Fidelity Overseas Fund	732,112,346	-	-	-	-	23,066,871	755,179,217
Fidelity SAI International Index Fund	378,783,520	336,000,001	45,000,000	-	1,611,657	23,502,627	694,897,805
Fidelity SAI International Low Volatility Index Fund	957,775,040	-	-	-	-	13,048,706	970,823,746
Fidelity SAI International Momentum Index Fund	141,355,041	-	-	-	-	9,272,561	150,627,602
Fidelity SAI International Quality Index Fund	192,739,045	200,000,000	-	-	-	5,476,124	398,215,169
Fidelity SAI International Small Cap Index Fund	96,125,276	-	2,500,000	-	(512,440)	5,782,060	98,894,896
Fidelity SAI International Value Index Fund	544,614,922	-	30,000,000	-	-	51,281,037	565,895,959
Fidelity SAI Japan Stock Index Fund	567,907,585	58,000,000	-	-	-	(1,845,521)	624,062,064
	5,446,518,061	692,240,382	94,891,664	45,505	1,099,217	204,875,939	6,249,841,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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